OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares - Equity shares [Member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance	£ (49)
Change in fair value	(97)
Deferred tax	22
(75)
Ending Balance	5
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Beginning Balance	(49)
Ending Balance
Retained Earnings [Member]
OTHER RESERVES (Details) - Schedule of revaluation reserve in respect of equity shares [Line Items]
Realised gains and losses transferred to retained profits	151
Deferred tax	(22)
£ 129